Company's Significant Customers Accounts Receivable Information (Detail) (Accounts Receivable [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013 Successor [Member] Customera [Member]	Dec. 31, 2013 Successor [Member] Customer B [Member]	Dec. 31, 2012 Predecessor [Member] Customera [Member]	Dec. 31, 2012 Predecessor [Member] Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	[1]	10.00%	13.00%

[1]	Customer did not represent over 10% for the period or as of the date presented.